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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya GET U.S. Core Portfolio Series 14

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya GET U.S. Core Portfolio Series 14	as of March 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 23.9%
6,022,000	Z	Israel Government International Bond, 0.320%, 08/15/14	$6,014,701	23.9

	Total Foreign Government Bonds
	(Cost $5,954,911)		6,014,701	23.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 71.9%
		Federal Home Loan Bank: 9.7%
2,400,000		5.250%, due 06/18/14	2,426,690	9.7

		Federal Home Loan Mortgage Corporation: 27.7%##
6,973,000	Z	0.720%, due 07/15/14	6,960,567	27.7

		Federal National Mortgage Association: 28.3%##
7,123,000	Z	0.710%, due 05/15/14	7,121,834	28.3

		Other U.S. Agency Obligations: 6.2%
1,546,000	Z	0.350%, due 07/15/14	1,545,025	6.2

	Total U.S. Government Agency Obligations
	(Cost $17,930,539)		18,054,116	71.9

	Total Long-Term Investments
	(Cost $23,885,450)		24,068,817	95.8

SHORT-TERM INVESTMENTS: 4.0%
		U.S. Treasury Bills: 4.0%
1,000,000		United States Treasury Bill, 0.050%, 06/12/14
		(Cost $999,825)	999,967	4.0

	Total Short-Term Investments
	(Cost $999,825)		999,967	4.0

	Total Investments in Securities (Cost $24,885,275)		$25,068,784	99.8
	Assets in Excess of Other Liabilities		55,671	0.2
	Net Assets		$25,124,455	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$183,509
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$183,509

PORTFOLIO OF INVESTMENTS
Voya GET U.S. Core Portfolio Series 14	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Short-Term Investments	$–	$999,967	$–	$999,967
U.S. Government Agency Obligations	–	18,054,116	–	18,054,116
Foreign Government Bonds	–	6,014,701	–	6,014,701
Total Investments, at fair value	$–	$25,068,784	$–	$25,068,784

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2014